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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                               ---------------------------------

Check here if Amendment  [ ]; Amendment Number: ________________
  This Amendment (Check only one.):       [ ]   is a restatement.
                                          [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Woodland Partners LLC
          -----------------------------------------------------
Address:       60 South Sixth Street, Suite 3750
          -----------------------------------------------------
               Minneapolis, Minnesota 55402
          -----------------------------------------------------

          -----------------------------------------------------

Form 13F File Number: 28-5982
                      -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard J. Rinkoff
          -----------------------------------------------------
Title:     Managing Partner
          -----------------------------------------------------
Phone:     (612) 359-4185
          -----------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Richard J. Rinkoff        Minneapolis, Minnesota        February 9, 2000
---------------------------   ---------------------------   ---------------------------
[Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0
                                          -------------------------
Form 13F Information Table Entry Total:   40
                                          -------------------------
Form 13F Information Table Value Total:   $ 435,201
                                          -------------------------
                                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                    FORM 13F INFORMATION TABLE


            COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4            COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
        ----------------  --------------   --------- ----------      -----------------   ----------  --------  ---------------------

                                                        VALUE       SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
         NAME OF ISSUER   TITLE OF CLASS    CUSIP     (x$1000)      PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
        ----------------  --------------   -------   ----------     -------   ---  ----  ----------  --------  ----    ------   ----

Central Newspapers            common       154647101   $  10,852     275,600   SH            SOLE             242,100     33,500
Corn Products Inc.            common       219023108   $  13,699     418,300   SH            SOLE             367,400     50,900
Enesco Group                  common       292973104   $     591      53,450   SH            SOLE              44,350      9,100
International Multifoods      common       460043102   $  12,289     927,500   SH            SOLE             809,700    117,800
Damark International Inc.     common       235691102   $   3,150     200,000   SH            SOLE             175,700     24,300
Funco                         common       360762108   $   6,175     552,000   SH            SOLE             485,100     66,900
Lodgenet                      common       540211109   $   8,949     359,750   SH            SOLE             315,450     44,300
Meritor Automotive Inc.       common       59000G100   $  16,806     867,400   SH            SOLE             761,800    105,600
Midas Inc.                    common       595626102   $   8,125     371,450   SH            SOLE             327,750     43,700
Polaris                       common       731068102   $  20,866     575,600   SH            SOLE             505,600     70,000
Regis Corp.                   common       758932107   $   8,898     471,400   SH            SOLE             414,000     57,400
SPX Corp.                     common       784635104   $  22,736     281,350   SH            SOLE             246,950     34,400
Standard Motor Products       common       853666105   $   7,279     451,400   SH            SOLE             397,000     54,400
Stride Rite Corp.             common       863314100   $   6,356     977,850   SH            SOLE             866,650    111,200
Tower Automotive              common       891707101   $  14,599     945,700   SH            SOLE             830,600    115,100
True North Communications     common       897844106   $  10,220     228,700   SH            SOLE             200,900     27,800
Valuevision Int'l. Inc.       common       92047K107   $  34,055     594,200   SH            SOLE             521,500     72,700
Vicorp Restaurants            common       925817108   $   5,778     358,350   SH            SOLE             317,050     41,300
Ferro Corp.                   common       315405100   $  14,031     637,750   SH            SOLE             560,150     77,600
H.B. Fuller Company           common       359694106   $  20,823     372,250   SH            SOLE             326,650     45,600
Material Sciences             common       576674105   $  10,082     989,650   SH            SOLE             870,650    119,000
Rayonier Inc.                 common       754907103   $   8,073     167,100   SH            SOLE             146,600     20,500
U.S. Can Corp.                common       90328W105   $  16,023     806,200   SH            SOLE             708,100     98,100
Alliant Techsystems           common       018804104   $  16,033     257,300   SH            SOLE             226,000     31,300
Donaldson                     common       257651109   $   7,002     291,000   SH            SOLE             255,600     35,400
Graco Inc.                    common       384109104   $  22,411     624,700   SH            SOLE             548,000     76,700
MagneTek, Inc.                common       559424106   $   1,675     217,950   SH            SOLE             191,350     26,600
Binks Sames Corp.             common       79587E104   $   3,995     264,150   SH            SOLE             228,950     35,200
Terex Corp.                   common       880779103   $  17,693     637,600   SH            SOLE             560,000     77,600


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
                                                                         FORM 13F INFORMATION TABLE


            COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4            COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
        ----------------  --------------   --------- ----------      -----------------   ----------  --------  ---------------------

                                                        VALUE       SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
         NAME OF ISSUER   TITLE OF CLASS    CUSIP     (x$1000)      PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
        ----------------  --------------   -------   ----------     -------   ---  ----  ----------  --------  ----    ------   ----

ACNielsen Corp.               common       004833109   $  16,075     652,800   SH            SOLE             574,500     78,300
U.S. Industries               common       912080108   $  16,231   1,159,330   SH            SOLE           1,018,030    141,300
Community First Bank          common       203902101   $   4,898     311,000   SH            SOLE             273,200     37,800
Horace Mann                   common       440327104   $  10,276     523,600   SH            SOLE             459,800     63,800
RTW Inc.                      common       74974R107   $   3,576     621,950   SH            SOLE             551,950     70,000
TCF Financial                 common       872275102   $  14,724     591,900   SH            SOLE             519,700     72,200
Rochester Medical             common       771497104   $   3,131     439,400   SH            SOLE             384,100     55,300
Aetrium                       common       00817R103   $   3,714     563,250   SH            SOLE             499,750     63,500
Alternative Resources         common       02145R102   $   3,160     574,500   SH            SOLE             502,200     72,300
Bolder Technology             common       097519102   $   8,004     627,800   SH            SOLE             551,700     76,100
National Computer             common       635519101   $   2,148      57,100   SH            SOLE              49,900      7,200

TOTALS                                                 $ 435,201  20,298,280                               17,836,480  2,461,800


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